Financial Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Income And Expenses [Line Items]
Finance income from renegotiation of debt	€ 0	€ 0	€ 35,578
Foreign exchange gain (loss)	515
OCEANE
Disclosure Of Financial Income And Expenses [Line Items]
Finance income from renegotiation of debt	€ 35,600
Proportion of payment of coupons rate (as a percent)	3.50%
Proportion of discount of bond debt at effective interest rate (as a percent)	8.80%